Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Risks and Uncertainties

Risks and Uncertainties

Certain global events including the duration and outcome of the military conflict between Russia and Ukraine and the United States and Iran, market volatility and other general economic factors that are beyond our control may impact our results of operations. These factors can include tariffs impacting global trade, interest rates, recession, inflation, unemployment trends, the threat or possibility of war, terrorism or other global or national unrest, political or financial instability, and other matters that influence our customers spending. Increasing volatility in financial markets and changes in the economic climate could adversely affect our results of operations.

Risks and Uncertainties

Certain global events, such as the implementation of tariffs by the Trump Administration, the duration and outcome of the military conflict between Russia and Ukraine and the United States and Iran, market volatility and other general economic factors that are beyond our control may impact our results of operations. These factors can include tariffs impacting global trade, interest rates, recession, inflation, unemployment trends, the threat or possibility of war, terrorism or other global or national unrest, political or financial instability, and other matters that influence our customers spending. Increasing volatility in financial markets and changes in the economic climate could adversely affect our results of operations.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), for interim financial information and the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. All intercompany transactions and balances have been eliminated in consolidation. The balance sheet as of December 31, 2025, has been derived from audited consolidated financial statements at such date. The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements, and in the opinion of management, include all adjustments, consisting only of routine recurring adjustments, necessary for a fair statement of the Company’s unaudited condensed consolidated financial information. Interim results for the three and six months ended June 30, 2026, are not necessarily indicative of the results for the full year ending December 31, 2026. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes for the years ended December 31, 2025 and 2024, included in the Registration Statement.

Basis of Presentation and Principles of Consolidation

The Company prepares its consolidated financial statements in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP” or “GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding financial reporting. The consolidated financial statements include Game Your Game and its 100% owned subsidiaries, AMT and Active Mind Technology R&D Limited. All material inter-company balances and transactions have been eliminated. The Company’s functional currencies include the United States Dollar (“USD”) for Game Your Game and the Euro for AMT and AMT R&D. These consolidated financial statements are presented in USD.

Basis of Presentation — Conversion

Basis of Presentation — Conversion

Effective as of March 31, 2026, we effectuated a statutory conversion pursuant to which we converted from a Delaware corporation to a Nevada corporation (the “Resulting Entity”). Under the terms of the conversion plan, each outstanding share of common stock of the Company was converted into 1.630876537 shares of common stock of the Resulting Entity and the articles of incorporation and bylaws set forth in the plan of conversion became the articles of incorporation and bylaws of the Resulting Entity. All shares of the Company’s common stock, per-share data and related information included in the accompanying consolidated financial statements have been retroactively adjusted as though the conversion had been effected prior to all periods presented. Proportionate adjustments were also made to (i) the exercise prices and the number of shares underlying the Company’s outstanding equity awards, as applicable, and (ii) the number of shares issuable under the Company’s equity incentive plans and certain existing agreements.

The conversion increased the number of authorized shares of common stock, which was retroactively applied and did not affect the par value of the common stock.

Basis of Presentation — Conversion

Effective March 31, 2026, the Company converted from a Delaware corporation to a Nevada corporation pursuant to a statutory conversion. In connection with the conversion, each outstanding share of the Company’s common stock was converted into 1.630876537 shares of common stock of Game Your Game, Inc., a Nevada corporation (see Note 15 — Subsequent Events for more information). The accompanying financial statements and related notes have been prepared on a retrospective basis to give effect to the conversion for all periods presented.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during each of the reporting periods. Actual results could differ from those estimates. The Company bases its estimates and judgments on historical experience, knowledge of current conditions and its beliefs of what could occur in the future, given available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company’s significant estimates consist of:

●	the net realizable value of inventories;

●	the fair valuation of Note Warrants and Streeterville March 2026 Convertible Note (each as defined below);

●	the value of the common stock issued as share-based compensation under the Maxim Letter Agreement; and

●	the valuation allowance for deferred tax assets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during each of the reporting periods. Actual results could differ from those estimates. The Company bases its estimates and judgments on historical experience, knowledge of current conditions and its beliefs of what could occur in the future, given available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company’s significant estimates consist of:

●	the net realizable value of inventories;

●	the valuation allowance for deferred tax assets.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and checking accounts. The Company considers all highly liquid investments with a maturity date of 90 days or less at the time of purchase to be cash equivalents. As of June 30, 2026 and December 31, 2025, the Company had cash of $15,991 and $87,463, respectively, no cash equivalents and no restricted cash.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and checking accounts. The Company considers all highly liquid investments with a maturity date of 90 days or less at the time of purchase to be cash equivalents. As of December 31, 2025 and 2024, the Company had cash of $87,463 and $72,283, respectively, no cash equivalents and no restricted cash.

Fair Value Measurement

Fair Value Measurement

Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement” (“ASC 820”) defines fair value as the amount at which an instrument could be exchanged in an orderly transaction between market participants at the measurement date (the exit price). ASC 820 establishes a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect management’s assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three fair value levels in the fair value hierarchy based upon the level of inputs that are significant to fair value measurement: Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities. Level 2 — Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means. Level 3 — Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable. The categorization of a financial instrument within the fair value hierarchy is based upon the lowest level of input that is significant to its fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgements and consider factors specific to the asset or liability.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from hardware sales and software subscription fees. Any sales tax, value added tax, and other tax the Company collects concurrent with revenue producing are excluded from revenue.

Hardware Revenue Recognition

For sales of hardware, the Company’s performance obligation is satisfied at the point in time when control of the product is transferred to the customer, which typically occurs upon product delivery to the customer. This is when the customer has title to the product and the risks and rewards of ownership. The delivery of products to the Company’s customers occurs as a physical product shipment from the Company’s third-party warehouses. The Company receives fixed consideration for sales of hardware products. The Company’s customers generally pay on placement of orders. The revenue from hardware in the three and six months ended June 30, 2026, was $204 and $1,217, respectively. The revenue from hardware in the three and six months ended June 30, 2025, was $14,770 and $15,364, respectively.

Software Subscription Revenue Recognition

The Company enters into subscription agreements with its customers whereby it grants access to its applications that utilizes specified golf tracking data collected from its GameGolf devices. The agreements are primarily for an annual term. The Company recognizes revenue from software agreements evenly over the subscription period using a time-based measure because the Company is providing continuous service and the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the data is delivered. The revenue from software subscriptions in the three and six months ended June 30, 2026, was $1,199 and $2,700, respectively. The revenue from software subscriptions in the three and six months ended June 30, 2025, was $399 and $605, respectively.

Arrangements with Multiple Performance Obligations

The Company enters into contracts containing multiple performance obligations, including hardware and complimentary subscription services. These contracts include a one-year subscription to the GameGolf mobile application (the “GameGolf App”) with the purchase of the hardware. The first performance obligation is the hardware delivered at the time of sale. The second performance obligation is the provision of subscription services, which allows users to sync, view, and access real-time data on the Company’s online dashboard and mobile applications.

The Company allocates revenue to all performance obligations based on their relative standalone selling prices (“SSP”). The Company’s process for determining its SSP considers multiple factors including consumer behaviors, the Company’s internal pricing model, and cost-plus margin and may vary depending upon the facts and circumstances related to each deliverable. SSP for the product/hardware reflects the Company’s best estimate of the selling prices if they were sold regularly on a stand-alone basis and comprise the majority of the arrangement consideration. SSP for access to the software subscription-based services is based on the price charged when sold separately.

Amounts allocated to the delivered product/hardware are recognized at the time of delivery, provided the other conditions for revenue recognition have been met. Amounts allocated to the software subscription service are deferred and recognized on a straight-line basis over the estimated usage period.

The Company applies a practical expedient to expense costs to obtain a contract with a customer as incurred when the amortization period would be one year or less. The Company applies a practical expedient to not consider the effect of a significant financing component as it expects that the period between transfer of control and payment from customer to be one year or less.

The Company accounts for shipping and handling fees billed to customers as revenue. Sales taxes and value added taxes (“VAT”) collected from customers which are remitted to governmental authorities are not included in revenue and are reflected as a liability on the consolidated balance sheets.

The Company provides a customary 30-day return policy as well as a limited warranty for one year. The Company warrants to the original purchaser that the Company’s hardware products purchased directly from the Company or from an authorized reseller shall be free from defects in material and workmanship under normal conditions of use during the warranty period. The warranty does not extend to any subsequent owners of the product. The Company has experienced minimal returns under the 30-day return policy and claims under the limited one-year warranty. As such, the Company has not recorded a liability related to the 30-day return policy and the one-year limited warranty.

At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The estimate of future warranty costs is based on historical rates from similar products and projected warranty claim rates, historical and projected cost-per-claim and knowledge of specific product failures, if any, that are outside of the Company’s typical experience. The Company regularly reviews these estimates to assess the appropriateness of its recorded warranty liabilities and adjust the amounts as necessary. Factors that affect the warranty obligation include product failure rates, service delivery costs incurred in correcting the product failures, and warranty policies. Should actual product failure rates, use of materials or other costs differ from the Company’s estimates, additional warranty liabilities could be incurred, which could materially affect its results of operations. The estimates and assumptions used to reserve for product warranty have been accurate in all material respects. Based on historical experience, warranties are determined not be material as of June 30, 2026 and December 31, 2025 and as such no reserve for future warranty claims has been recorded for the periods then ended.

Contract Balances

Accounts receivable is recorded when there is an unconditional right to consideration based on a contract with a customer. For certain contracts with customers, the Company may recognize revenue in advance of the contractual right to invoice the customer, resulting in an amount recorded to contract assets. Once the Company has an unconditional right to consideration under these contracts, the contract assets are reclassified to accounts receivable. Differences in timing between revenue recognition and cash collection result in contract assets and contract liabilities. The Company classifies contract assets as unbilled revenue. There was no unbilled revenue as of June 30, 2026, and December 31, 2025. Contract liabilities or deferred revenue represents the amounts billed or cash payments received in advance of revenue recognition at the end of the reporting period. These amounts are recorded in deferred revenue until revenue is recognized through delivery of products, performance under the subscription service or upon meeting the performance obligation. The Company had deferred revenue of $728 and $3,223 as of June 30, 2026, and December 31, 2025, respectively, all of which is expected to be recognized within the next twelve months.

Sales and Use Taxes

The Company presents transactional taxes such as sales and use tax collected from customers and remitted to government authorities on a net basis.

Revenue Recognition

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from hardware sales and software subscription fees. Any sales tax, value added tax, and other tax the Company collects concurrent with revenue producing are excluded from revenue.

Hardware Revenue Recognition

For sales of hardware, the Company’s performance obligation is satisfied at the point in time when control of the product is transferred to the customer, which typically occurs upon product delivery to the customer. This is when the customer has title to the product and the risks and rewards of ownership. The delivery of products to GameGolf’s customers occurs as a physical product shipment from the Company’s third-party warehouses. The Company receives fixed consideration for sales of hardware products. The Company’s customers generally pay on placement of orders. The revenue from hardware in the years ended December 31, 2025 and 2024 was $55,332 and $4,278, respectively.

Software Subscription Revenue Recognition

The Company enters into subscription agreements with its customers whereby it grants access to its applications that utilizes specified golf tracking data collected from its GameGolf devices. The agreements are primarily for an annual term. The Company recognizes revenue from software agreements evenly over the subscription period using a time-based measure because the Company is providing continuous service and the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the data is delivered. The revenue from software subscriptions in the years ended December 31, 2025 and 2024 was $3,173 and $10,600, respectively.

Arrangements with Multiple Performance Obligations

The Company enters into contracts containing multiple performance obligations, including hardware and complimentary subscription services. These contracts include a one-year subscription to the GameGolf App with the purchase of the hardware. The first performance obligation is the hardware delivered at the time of sale. The second performance obligation is the provision of subscription services, which allows users to sync, view, and access real-time data on the Company’s online dashboard and mobile applications.

The Company allocates revenue to all performance obligations based on their relative standalone selling prices (“SSP”). The Company’s process for determining its SSP considers multiple factors including consumer behaviors, the Company’s internal pricing model, and cost-plus margin and may vary depending upon the facts and circumstances related to each deliverable. SSP for the product/hardware reflects the Company’s best estimate of the selling prices if they were sold regularly on a stand-alone basis and comprise the majority of the arrangement consideration. SSP for access to the software subscription-based services is based on the price charged when sold separately.

Amounts allocated to the delivered product/hardware are recognized at the time of delivery, provided the other conditions for revenue recognition have been met. Amounts allocated to the software subscription service are deferred and recognized on a straight-line basis over the estimated usage period.

The Company applies a practical expedient to expense costs to obtain a contract with a customer as incurred when the amortization period would be one year or less. The Company applies a practical expedient to not consider the effect of a significant financing component as it expects that the period between transfer of control and payment from customer to be one year or less.

The Company accounts for shipping and handling fees billed to customers as revenue. Sales taxes and value added taxes (“VAT”) collected from customers which are remitted to governmental authorities are not included in revenue, and are reflected as a liability on the consolidated balance sheets.

The Company provides a customary 30-day return policy as well as a limited warranty for one year. The Company warrants to the original purchaser that the Company’s hardware products purchased directly from the Company or from an authorized reseller shall be free from defects in material and workmanship under normal conditions of use during the warranty period. The warranty does not extend to any subsequent owners of the product. The Company has experienced minimal returns under the 30-day return policy and claims under the limited one-year warranty. As such, the Company has not recorded a liability related to the 30-day return policy and the one-year limited warranty.

At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The estimate of future warranty costs is based on historical rates from similar products and projected warranty claim rates, historical and projected cost-per-claim and knowledge of specific product failures, if any, that are outside of the Company’s typical experience. The Company regularly reviews these estimates to assess the appropriateness of its recorded warranty liabilities and adjust the amounts as necessary. Factors that affect the warranty obligation include product failure rates, service delivery costs incurred in correcting the product failures, and warranty policies. Should actual product failure rates, use of materials or other costs differ from the Company’s estimates, additional warranty liabilities could be incurred, which could materially affect its results of operations. The estimates and assumptions used to reserve for product warranty have been accurate in all material respects. Based on historical experience, warranties are determined not be material as of December 31, 2025 and 2024 and as such no reserve for future warranty claims has been recorded for the years then ended.

Contract Balances

Differences in timing between revenue recognition and cash collection result in contract assets and contract liabilities. The Company classifies contract assets as unbilled revenue. There was no unbilled revenue as of December 31, 2025 or 2024. Contract liabilities or deferred revenue represents the amounts billed or cash payments received in advance of revenue recognition at the end of the reporting period. These amounts are recorded in deferred revenue until revenue is recognized through delivery of products, performance under the subscription service or upon meeting the performance obligation. The increase in deferred revenue during the year ended December 31, 2025 was primarily driven by advance billings for annual subscription services. There was no deferred revenue as of December 31, 2024, and therefore there was no deferred revenue recognized during the year ended December 31, 2025 from December 31, 2024 balances. There was $3,223 of deferred revenue as of December 31, 2025, all of which is expected to be recognized within one year.

Sales and Use Taxes

The Company presents transactional taxes such as sales and use tax collected from customers and remitted to government authorities on a net basis.

Net (Loss)/Income Per Share

Net (Loss)/Income Per Share

The Company computes basic and diluted earnings per share by dividing net (loss)/income by the weighted average number of common stock outstanding during the period. Basic and diluted net (loss)/income per common stock were the same since the inclusion of common stock issuable pursuant to the exercise of options in the calculation of diluted net (loss)/income per common stock would have been anti-dilutive. The weighted average number of common stock considered for earnings per share are retrospectively adjusted for the conversion (see Note 3 — Basis of Presentation - Conversion for more information).

The following potentially dilutive shares were excluded from the computation of diluted net (loss)/income per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	June 30, 2026	June 30, 2025
Streeterville March 2026 Convertible Note and accrued interest(1)	171,184	—
Warrants issued with Streeterville March 2026 Convertible Note(2)	250,000	—
Warrants issued to Streeterville under the Securities Purchase Agreement(3)	1,250,000	—
Series A Preferred Stock(4)	2,500,000	—
Stock options	20,881	20,881
Total	4,192,065	20,881

(1)	Reflects a conversion price of $6.80.
(2)	Each warrant is exercisable into one share of common stock at a price per share of $6.80 (see Note 10).
(3)	Each warrant is exercisable into one share of common stock at a price per share of $8.00 (see Note 10).
(4)	Each Series A Preferred Stock is exercisable into one share of common stock at a conversion price per share of $8.00, subject to certain adjustments set forth in the Certificate of Designation (as defined below). See Note 8 for more information.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. All other warrants that do not meet the criteria for equity classification are accounted for as liabilities and measured at fair value, with changes in fair value recognized in the condensed consolidated statement of operations and comprehensive loss in each reporting period.

Preferred Stock

Preferred Stock

The Company’s preferred shares are assessed at issuance for classification as liability or equity and embedded features requiring bifurcation. The Company presents outside of permanent equity any preferred stock which (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates; (ii) is redeemable at the option of the holders; or (iii) has conditions for redemption that are not solely within the control of the issuer and for which all of the holders of equally and more subordinated equity instruments of the Company would not always be entitled to also receive the same form of consideration (for example, cash or shares) upon the occurrence of the event that gives rise to the redemption

Gain (Loss) on Modification/Extinguishment of Debt

Gain (Loss) on Modification/Extinguishment of Debt

In accordance with ASC 470, Debt (“ASC 470”), a modification or an exchange of debt instruments that adds or eliminates a conversion option that was substantive at the date of the modification or exchange is considered a substantive change and is measured and accounted for as extinguishment of the original instrument along with the recognition of a gain/loss. Additionally, under ASC 470, a substantive modification of a debt instrument is deemed to have been accomplished with debt instruments that are substantially different if the present value of the cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument. A substantive modification is accounted for as an extinguishment of the original instrument along with the recognition of a gain/loss. Gain or loss on extinguishment of debt is calculated as the difference between the reacquisition price and net carrying amount of the debt, which includes unamortized debt issuance costs and the fair value of any related derivative instruments. For the six months ended June 30, 2026, the Company recorded a gain of $14,554 from the extinguishment of debt as non-operating income in the statements of operations.

Recently Issued and Adopted Accounting Standards

Recently Issued and Adopted Accounting Standards

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2025-05 Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide entities with a practical expedient to assume that conditions as of the balance sheet date do not change for the remaining life of accounts receivable and contract assets accounted for under Topic 606 when developing forecasts as part of estimating expected credit losses. The Company adopted ASU 2025-05 on January 1, 2026. The adoption of ASU 2025-05 did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recently Issued and Adopted Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose significant segment expenses and other segment items on an interim and annual basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. The ASU does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative threshold to determine its reportable segments. The new disclosure requirements are also applicable to entities that account and report as a single operating segment entity. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The adoption of ASU 2023-07 resulted in additional financial statement disclosures. See Note 12.

The Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) — Improvements to Income Tax Disclosures. The amendments in this update focus on improving the transparency, effectiveness and comparability of income tax disclosures primarily related to the pretax income (or loss), income tax expense (or benefit), rate reconciliation and income taxes paid for public business entities. The amendments in this update are effective for annual periods beginning after December 15, 2024. We have prospectively adopted this standard as of our current annual reporting period ending December 31, 2025. For additional information, see Note 11 — Income Taxes.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires enhanced disclosures about types of expenses, including purchases of inventory, employee compensation, depreciation, and amortization, in commonly presented expense captions. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. Entities may apply the amendments prospectively or retrospectively to any or all prior periods presented in the financial statements. This ASU will only impact our disclosures and not our financial condition and results of operations. The Company does not plan to early adopt the standard. The Company is currently evaluating the impact related to the adoption of ASU 2024-03 on its financial statement disclosures.

In December 2025, the FASB issued ASU No. 2025-11 — Interim Reporting (Topic 270) with the goal of clarifying and reorganizing existing interim reporting guidance so it is easier for preparers to apply and understand. The update does not change the fundamental nature of interim reporting under U.S. GAAP or expand or reduce current interim disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2027, and interim periods within those annual reporting periods, with early adoption permitted as of the beginning of an annual reporting period. Entities may apply the amendments prospectively, retrospectively to any or all prior periods presented in the financial statements. The Company does not expect the changes to have a material impact on the condensed consolidated financial statements and are assessing when to adopt the standard.

In December 2025, the FASB issued ASU No. 2025-12 — Codification Improvements designed to clarify, correct and improve U.S. GAAP guidance on a variety of topics. It is part of FASB’s ongoing Codification improvements project, which addresses technical corrections, resolves unintended application issues, and enhances usability of the Codification without making major changes to fundamental accounting principles. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods within those annual reporting periods, with early adoption permitted on an issue-by-issue basis, provided the financial statements for the period have not yet been issued. The Company is currently evaluating the impact related to the adoption of ASU 2025-12 on its financial statement disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires enhanced disclosures about types of expenses, including purchases of inventory, employee compensation, depreciation, and amortization, in commonly presented expense captions. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. Entities may apply the amendments prospectively or retrospectively to any or all prior periods presented in the financial statements. This ASU will only impact our disclosures and not our financial condition and results of operations. The Company does not plan to early adopt the standard. The Company is currently evaluating the impact related to the adoption of ASU 2024-03 on its financial statement disclosures.

In July 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-05 Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide entities with a practical expedient to assume that conditions as of the balance sheet date do not change for the remaining life of accounts receivable and contract assets accounted for under Topic 606 when developing forecasts as part of estimating expected credit losses. They also provide entities choosing to elect the practical expedient with an option to make an accounting policy election to consider collection activity after the balance sheet date when estimated expected credit losses. The amendments are effective for fiscal years beginning after December 15, 2025, and interim periods within those annual reporting periods, with early adoption permitted. Entities should apply the amendments prospectively. The Company is evaluating the benefit of the practical expedient and accounting policy adoption but does not expect a material impact on the consolidated financial statements or disclosures. We do not plan to early adopt the standard.

In December 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-11 — Interim Reporting (Topic 270) with the goal of clarifying and reorganizing existing interim reporting guidance so it is easier for preparers to apply and understand. The update does not change the fundamental nature of interim reporting under U.S. GAAP or expand or reduce current interim disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2027, and interim periods within those annual reporting periods, with early adoption permitted as of the beginning of an annual reporting period. Entities may apply the amendments prospectively, retrospectively to any or all prior periods presented in the financial statements. The Company does not expect the changes to have a material impact on the consolidated financial statements and are assessing when to adopt the standard.

In December 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-12 — Codification Improvements designed to clarify, correct and improve U.S. GAAP guidance on a variety of topics. It is part of FASB’s ongoing Codification improvements project, which addresses technical corrections, resolves unintended application issues, and enhances usability of the Codification without making major changes to fundamental accounting principles. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods within those annual reporting periods, with early adoption permitted on an issue-by-issue basis, provided the financial statements for the period have not yet been issued. The Company is currently evaluating the impact related to the adoption of ASU 2025-12 on its financial statement disclosures.

Going Concern

Going Concern

As of December 31, 2025, the Company has negative working capital of $2,331,221 and cash of $87,463. For the years ended December 31, 2025 and 2024, the Company incurred a net loss of $783,789 and $1,848,619, respectively, and net cash used in operating activities was $1,324,518 and $1,961,340, respectively. The Company has historically been funded by short-term debt, promissory notes and other advances from the Parent. The Company has directed its resources over the past number of years to the development of its new hardware device, GameGolf KZN AI and the development of software applications. During that period revenues have been minimal. The Company cannot assure that it will ever earn future revenues sufficient to support its operations, or that it will ever be profitable. In order to continue the Company’s development work and operations, support from the Company’s Parent will be required over the foreseeable future and/or the Company will need to obtain financing either by debt or equity or both. However, the Company cannot provide assurance that it will secure financing in a timely manner.

The global events and adverse conditions detailed above raise substantial doubt about the Company’s ability to continue as a going concern for at least one year after financial statement issuance date. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Accounts Receivable, net and Allowance for Expected Credit Losses

Accounts Receivable, net and Allowance for Expected Credit Losses

Accounts receivables are stated at the amount the Company expects to collect. The Company recognizes an allowance for credit losses to ensure accounts receivables are not overstated due to un-collectability. Allowance for expected credit losses are maintained for various customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings, or deterioration in such customer’s operating results or financial position. If circumstances related to a customer change, estimates of the recoverability of receivables would be further adjusted. Accounts receivable as of December 31, 2025 and 2024 is immaterial and inclusive of a $10,942 allowance for credit loss as of those dates. There was no credit losses recorded during the years ended December 31, 2025 or 2024.

Inventory

Inventory

Finished goods are measured at the lower of cost and net realizable value. Cost includes the cost of purchase and freight inwards costs. Net realizable value is the price at which inventories can be sold in the normal course of business after allowing for the costs of realization. The Company states inventory utilizing the first-in, first-out method. The Company continually analyzes its slow-moving, excess and obsolete inventories. Based on historical and projected sales volumes and anticipated selling prices, the Company establishes reserves. If the Company does not meet its sales expectations, these reserves are increased. Products that are determined to be obsolete are written down to net realizable value. No inventory obsolescence cost was recorded during the years ended December 31, 2025 and 2024.

Property and Equipment, net

Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation and amortization. The Company depreciates its property using the straight-line method over its useful life as follows:

Type of Property	Useful Life
Computer and office equipment	5 to 8 years
Plant and equipment	5 years

Depreciation expense is included in general and administrative expenses in the consolidated statements of operations. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization is removed from the accounts and any gain or loss on disposal is recognized.

Software Development Costs

Software Development Costs

The Company develops software to be sold with or separate from its hardware. The Company recognizes and measures software development costs in accordance with ASC 985-20, Software — Costs of Software to Be Sold, Leased, or Marketed, (“ASC 985-20”) which addresses which software costs are to be capitalized and how the software asset should be derecognized and recognized as cost of revenue or cost of sales.

Costs incurred for the year ended December 31, 2025 relate to product enhancements. In accordance with ASC 985-20 such costs should be expensed when incurred as research and development until the technological feasibility of the enhancement is established. Technological feasibility generally occurs when all planning, designing, coding and testing activities are completed that are necessary to establish that the product can be produced to meet its design specifications, including functions, features, and technical performance requirements. Once technological feasibility is established, capitalization and amortization of the product enhancement costs over the estimated life of the enhancement would be required. The Company has determined that the product had not yet reached technological feasibility and as such all costs have been expensed for the year ended December 31, 2025 and 2024.

Research and Development

Research and Development

Research and development costs consist primarily of professional fees and compensation expense incurred for developing new products and services and improving existing products and services.

All research and development costs are expensed as incurred. Research and development costs for the years ended December 31, 2025 and 2024 were $515,787 and $898,721, respectively.

Cost of revenue

Cost of revenue

Cost of revenue consists of product costs, including costs of contract manufacturers for production, shipping and handling costs, fulfillment costs, and other expenses associated with supply chain logistics.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Income tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will either expire before the Company is able to realize the benefit, or that future deductibility is uncertain.

There was no income tax benefit recorded for the losses for the years ended December 31, 2025 and 2024 since management determined that the realization of the net deferred tax assets is not more likely than not to be realized and has recorded a full valuation allowance on the net deferred tax assets.

Foreign Currency

Foreign Currency

The Euro is the functional currency for the Company’s foreign operations in Ireland. As such, assets and liabilities related to the Company’s foreign operations in Ireland are calculated using the Euro and are translated at end-of-period exchange rates, while the related revenues and expenses are translated at average exchange rates prevailing during the period. Translation adjustments are recorded as a separate component of the consolidated statements of comprehensive loss, totaling a loss/(gain) of $524,173 and ($226,965) for the years ended December 31, 2025 and 2024, respectively. There have been no reclassifications from accumulated other comprehensive loss to earnings.

Foreign currency gains and losses related to working capital items and operating transactions are included in operating expenses, while those related to financing activities, including the remeasurement of intercompany loans denominated in Euro that are intended to be settled, are recorded in other income (expense), net. Unrealized gains/(losses) from intercompany loans for the year ended December 31, 2025 and 2024 were $526,576 and ($231,034), respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company reports comprehensive income (loss) and its components in its consolidated financial statements. Comprehensive loss consists of net loss and foreign currency translation adjustments affecting stockholders’ deficit that, under GAAP, are excluded from net loss.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping costs associated with the acquisition of inventories are capitalized with the cost of the inventory. This cost is then charged to cost of sales as inventories are sold. All other shipping and handling costs are expensed as incurred as part of general and administrative expenses in the operating expense section of the statement of operations. These costs were deemed to be nominal during each of the reporting periods.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. The Company incurred minimal advertising costs, which are included in sales and marketing expenses, during the years ended December 31, 2025 and 2024 as the Company was mainly engaged in the development of its new product, GameGolf KZN AI.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for options granted to employees, consultants and other non-employees by measuring the cost of services received in exchange for the award of equity instruments based upon the fair value of the award on the date of grant. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The fair value of that award is then ratably recognized as an expense over the period during which the recipient is required to provide services in exchange for that award. The Company recognizes the impact of forfeitures when they occur.

The Company did not grant stock options nor did it incur any stock-based compensation charges during the years ended December 31, 2025 and 2024.

Net Loss Per Share

Net Loss Per Share

The Company computes basic and diluted earnings per share by dividing net loss by the weighted average number of common shares outstanding during the period. Basic and diluted net loss per common share were the same since the inclusion of common shares issuable pursuant to the exercise of options in the calculation of diluted net loss per common shares would have been anti-dilutive.

The number of common share equivalents excluded from the calculation of diluted net loss per common share was 20,881 for the years ended December 31, 2025 and 2024, which consisted of outstanding stock options.

Carrying Value, Recoverability and Impairment of Long-Lived Assets

Carrying Value, Recoverability and Impairment of Long-Lived Assets

In accordance with FASB ASC 360-10-35 “Impairment or Disposal of Long-lived Assets”, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable or that the useful lives of those assets are no longer appropriate. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment.

The Company determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There was no impairment recorded during the years ended December 31, 2025 or 2024.

Reclassification

Reclassification

During 2025, the Company changed the presentation of gain (loss) in foreign exchange, which was previously included in general and administrative expenses, to gain/(loss) on foreign exchange, net (presented within Other Expense). This change in presentation has been applied retrospectively to enhance comparability.